Stockholders' Equity (Details 10) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 1,000
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	862,503	1,428,128	662,891
Exercise price	$ 24.80	$ 20.80
Warrant [Member] | Issued For Services One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	6,000	6,000
Exercise price	$ 17.80	$ 17.8
Expiry date	January 25, 2023
Expiry date		Jan. 25, 2023
Warrant [Member] | Issued For Services Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	33,600	36,000
Exercise price	$ 11.70	$ 11.7
Expiry date	February 27, 2023
Expiry date		Feb. 27, 2023
Warrant [Member] | Issued For Services Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	12,000	4,375
Exercise price	$ 9.00	$ 70.4
Expiry date	September 15, 2023
Expiry date		Sep. 12, 2018
Warrant [Member] | Issued For Services Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	4,140	4,140
Exercise price	$ 59.30	$ 59.3
Expiry date	February 27, 2020
Expiry date		Feb. 27, 2020
Warrant [Member] | Issued For Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	26,500	26,500
Exercise price	$ 30.00	$ 30
Expiry date	July 1, 2020 to February 1, 2021
Warrant [Member] | Issued For Services [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry date		Jul. 31, 2020
Warrant [Member] | Issued For Services [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry date		Feb. 01, 2021
Warrant [Member] | Issued For Services Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	2,000
Exercise price	$ 9.00
Expiry date	October 11, 2021
Investor [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	280,000	775,000
Exercise price	$ 12.50	$ 12.5
Expiry date	September 22, 2022
Expiry date		Sep. 22, 2022
Investor One [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	207,693	207,693
Exercise price	$ 35.00	$ 35
Expiry date	April 19, 2022
Expiry date		Apr. 19, 2022
Investor Two [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	97,900	97,900
Exercise price	$ 30.00	$ 30
Expiry date	July 31, 2020
Expiry date		Jul. 31, 2020
Placement Agent [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	126,250	126,250
Exercise price	$ 31.40	$ 31.4
Expiry date	June 30, 2019
Expiry date		Jun. 30, 2019
Agent [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	40,000	40,000
Exercise price	$ 12.50	$ 12.5
Expiry date	September 20, 2022
Expiry date		Sep. 20, 2022
Agent One [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	13,846	13,846
Exercise price	$ 40.60	$ 40.6
Expiry date	April 12, 2022
Expiry date		Apr. 12, 2022
Agent Three [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	2,178	2,177
Exercise price	$ 30.00	$ 30
Expiry date	July 15, 2020
Expiry date		Jul. 15, 2020
Agent Two [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	10,396	10,397
Exercise price	$ 40.00	$ 40
Expiry date	May 12, 2021
Agent Two [Member] | Warrant [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry date		May 12, 2021
Agent Two [Member] | Warrant [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry date		Jun. 08, 2021
Investor Three [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number		77,850
Exercise price		$ 31.4
Expiry date		Mar. 31, 2019